Expense Example - FidelitySeriesLargeCapStockFund-PRO - FidelitySeriesLargeCapStockFund-PRO - Fidelity Series Large Cap Stock Fund - Fidelity Series Large Cap Stock Fund	Aug. 29, 2024 USD ($)
Expense Example:
1 year	none
3 years	none
5 years	none
10 years	none